Related Party Transactions - Disclosure Of Information About Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short term employee benefits	€ 5,388,000	€ 5,848,000	€ 5,301,000
Restricted Stock Units ('RSUs') Awards	1,487,000	0	0
Post-employment pension and medical benefits	0	35,000	75,000
Key management personnel compensation	€ 6,875,000	€ 5,883,000	€ 5,376,000